UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30/06

Date of reporting period: 06/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2006 (Unaudited)

DWS Inflation Protected Plus Fund

				Principal Amount ($)	Value ($)

US Treasury Obligations 95.8%
US Treasury Bill, 4.58% *, 7/20/2006 (a)				105,000	103,785
US Treasury Inflation-Indexed Bonds:
2.375%, 1/15/2025				3,473,210	3,380,409
3.875%, 4/15/2029				5,759,240	7,126,161
US Treasury Inflation-Indexed Notes:
0.875%, 4/15/2010				4,030,021	3,801,599
1.625%, 1/15/2015				5,628,318	5,246,870
3.0%, 7/15/2012				3,417,129	3,518,843
3.625%, 1/15/2008				5,056,180	5,143,085
US Treasury STRIPS, Zero Coupon, 8/15/2011				15,000	11,610

Total US Treasury Obligations (Cost $28,929,716)					28,332,362
				Shares	Value ($)

Cash Equivalents 3.0%
Cash Management QP Trust, 5.07% (b) (Cost $891,281)				891,281	891,281
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 29,820,997)				98.8	29,223,643
Other Assets and Liabilities, Net				1.2	354,010

Net Assets				100.0	29,577,653

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*				Annualized yield at time of purchase; not a coupon rate.
(a)				At June 30, 2006, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)				Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
STRIPS: Separate Trading of Registered Interest and Principal Securities.
At June 30, 2006, open future contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

10 Year US Treasury Note	9/20/2006	8	844,626	838,875	(5,751)
10 Year Canadian Government Bonds	9/20/2006	5	502,622	494,177	(8,445)
10 Year Republic of Germany Bond	9/7/2006	24	3,556,778	3,540,002	(16,776)

Total net unrealized depreciation					(30,972)

At June 30, 2006, open future contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

10 Year Australian Bond	9/15/2006	10	761,593	755,104	6,489
2 Year Republic of Germany Bond	9/7/2006	28	3,729,069	3,724,237	4,832
United Kingdom Treasury Bond	9/27/2006	11	2,237,989	2,215,158	22,831

Total net unrealized appreciation					34,152

As of June 30, 2006, the Fund had the following open forward foreign currency exchange contracts:

					Unrealized
				Settlement	Appreciation
Contracts to Deliver		In Exchange For		Date	(US $)
USD	320,827	AUD	433,000	9/20/2006	603
USD	1,259,111	GBP	683,000	9/20/2006	6,257
USD	1,121,362	SGD	1,783,000	9/20/2006	9,397
Total unrealized appreciation					16,257

					Unrealized
				Settlement	Depreciation
Contracts to Deliver		In Exchange For		Date	(US $)
SEK	16,666,000	USD	2,281,482	9/20/2006	(50,248)
USD	2,689,868	CAD	2,968,000	9/20/2006	(24,534)
CHF	785,000	USD	643,677	9/20/2006	(4,199)
EUR	119,000	USD	150,981	9/20/2006	(2,058)
JPY	341,423,000	USD	3,016,637	9/20/2006	(1,598)
USD	40,839	NOK	252,000	9/20/2006	(126)
Total unrealized depreciation					(82,763)

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Inflation Protected Plus Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Inflation Protected Plus Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   August 21, 2006